Securitizations and Variable Interest Entities, Cash Flow Securitizations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	$ 535,372	$ 337,357	$ 374,488
Servicing fees	4,433	4,401	4,316
Other interests held	1,767	1,779	1,786
Purchases of delinquent assets	62	9	25
Net servicing advances	226	29	49
Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	0	0	0
Servicing fees	10	11	34
Other interests held	135	263	442
Purchases of delinquent assets	0	0	0
Net servicing advances	$ 0	$ 0	$ 0